Subsequent events	12 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent events

33.	Subsequent events

IRSA Inversiones y Representaciones S.A. - Class I NCN

On July 31, 2019, the second tranche of Class I NCN was auctioned, under the Program approved by the Shareholders' Meeting for up to US$ 350 million, and the liquidation took place on August 6, 2019. The amount of such liquidation was US$ 85 million.

Additionally, on the same date the auction of the first tranche of Class II NCN was carried out. The result was 31,502 Chilean pesos, equivalent to US$ 45.

Condor merger agreement

On July 19, 2019, Condor signed an agreement and merger plan with a company not related to the Group. The agreement set that each ordinary share, whose nominal value is US$ 0.01 per share will be canceled before the merger and will have the right to receive a cash amount equivalent to US$ 11.10 per ordinary share. Additionally, in accordance with the terms and conditions of the merger agreement, each Series E convertible share will be automatically canceled and will become entitled to receive a cash amount equal to US$ 10.00 per share.

It is estimated that the operation will be completed between October 2019 and December 2019. At the date of issuance of these financial statements, the Group held 2,197,023 ordinary shares and 325,752 Series E shares.

Sale of interest in Gav-Yam

On July 1, 2019, PBC sold approximately 11.7% of its equity interest in Gav-Yam's through private agreements. After this transaction, the holding of PBC in Gav-Yam changed from 51.7% to 40.0%. The consideration received for said sale was NIS 456 (approximately Ps. 5,472 at the date of the transaction).

Additionally, on September 1, 2019, PBC sold approximately an additional 5.14% of Gav-Yam, therefore the stake of PBC in Gav-Yam went from 51.7% to 34.9%, the consideration received was NIS 224 (approximately Ps. 2,688 as of that day). It is estimated that as a result of these sales, PBC will lose control over Gav-Yam and will deconsolidate said investment.

Agreement to sell plot of land in US

As mentioned in Note 4. D of the Operations Center in Israel, the agreement for the sale of the land attached to the Tivoli project has been breached and terminated. In July 2019, the Group signed a new agreement for the sale of the aforementioned land, for a total amount of US$ 18 million. At this stage, there is no certainty that the sale transaction will be completed.

IDBD financing agreement

On August 31, 2019, IDBD Board of Directors gave its approval to accept a commitment by Dolphin to make a capital contribution ("the Commitment"), whose main points are the following:

Dolphin irrevocably undertook the commitment to make capital contributions to IDBD for a total amount of NIS 210 in three equal annual payments (NIS 70 each) on September 2, in each of the years 2019-2021 ("Payments" and " payment dates", respectively). The aforementioned payments will be made in exchange for company shares or as a subordinated loan in similar terms to the subordinated loan that Dolphin advanced in the past to IDBD. On September 2, 2019, the first payment for NIS 70 million was made.

IDBD will have the right to demand an advance of a sum of up to NIS 40 on account of the second payment if it does not have the resources to finance Clal's third buyer (Note 4), subject to the approval of the Audit Committee and the Board of Directors.

IRSA committed unilaterally and irrevocably to transfer to Dolphin the amounts it needs to comply with the Commitment ("IRSA Commitment"). If Dolphin does not make the capital contributions in accordance with the Commitment, then Dolphin's rights in accordance with the IRSA Commitment will be automatically assigned to IDBD, and IDBD will have the right to act to carry out the IRSA Commitment.

The Commitment will automatically expire in each of the following cases: (a) if motions are filed to decree insolvency against IDBD (whether voluntarily or involuntarily filed) in the courts of Israel and they are valid in any of the Payment Dates, in which case the corresponding Payment Date will be postponed for a period of 90 days and the corresponding payment will be transferred to IDBD only if the procedures are canceled during the mentioned period of 90 days. If the procedures for declaring insolvency are not canceled within 90 days as mentioned above, the entire commitment will expire; (b) if an insolvency decree is given as set forth in section 3 of the Israel Insolvency and Economic Recovery Act, 5778-2018; and (c) a trustee, fiduciary, special manager or any officer of this type (temporary or permanent) is appointed in IDBD, or the court will issue a similar order (with respect to the insolvency of IDBD).

Repurchase of DIC debentures

On July 15, 2019, the Board of Directors of DIC approved the application of a plan for the repurchase of its debentures (Series F and Series J), until July 15, 2020, for a total amount of up to an additional NIS 200. The aforementioned repurchases will be made in accordance with market opportunities, in accordance with the dates, prices and scope determined by the management of DIC. During the month of July 2019, DIC made the repurchase of its debentures for an amount of NIS 300.

Advance payment of Ispro debentures

In August 2019, the Audit Committee and Ispro Board approved the full advance payment of the debentures (Series B), which were quoted in the TASE, the total amount was NIS 131. The early cancellation of these debentures will make Ispro an unlisted company for the TASE.

Sale of Clal shares

On August 28, 2019, the second buyer of the transaction described in Note 4.A. notified the decision to exercise the option for the remaining 3% at a price of NIS 50 per share for a total of NIS 83 million. These shares were delivered through a swap contract.

On September 3, 2019, IDB concluded an agreement for the sale of an additional 6% of Clal shares, of which 1% will be collected in cash (approximately NIS 29) and the remaining 5% through the receipt of IDBD's own debentures for a nominal value of approximately NIS 190 million. The agreed price of Clal share was NIS 52.5 and the discount value applied to the IDBD negotiable obligations was between 25% -21% discount with respect to the nominal value.

As a result of the aforementioned sales, at the time of closing, the holding of IDBD in Clal directly and through swap contracts will be reduced to 35.3%.

Devaluation, debt restructure and forex exchange control

After June 30, 2019, the Argentine Peso has suffered a decrease in its value with respect to the US Dollar and other currencies close to 40%, the Company has estimated that the impact of the aforementioned devaluation on its net financial liabilities in foreign currency at June 30, 2019 (net of the tax effect) is a loss of Ps. 7,284. The positive impact related to the value of the assets that correlate with the dollar has not been estimated at the date of issuance of these financial statements because the calculations are performed through valuation methodologies (Note 9 of Investment Properties).

Through the Emergency Executive Branch Decree No. 609/2019, dated September 1, 2019, the Argentine government, until December 31, 2019, reinstated restrictions on the foreign exchange market, empowering the Banco Central de la República Argentina (the "Central Bank") to impose restrictions on the inflow and outflow of foreign currency into and from the Argentine exchange market. In addition, certain transactions, as detailed below, involving the purchase and sale of foreign currency must be settled through the foreign exchange market where the Central Bank supervises the purchase and sale of foreign currency. Such transactions are subject to the regulations and requirements imposed by the Central Bank. Under Communication "A" 6770, as amended, the Central Bank established certain restrictions and requirements applicable to certain foreign currency exchange transactions. If such restrictions and requirements are not met, criminal penalties shall be applied.

As of October 28, 2019, the main changes are the following:

Outflow and Inflow of Capital

Obligation for the settlement of funds through the foreign exchange market.

General rules. Exports.

Pursuant to Emergency Executive Decree No. 609/2019 any foreign currency derived from foreign trade must be settled through the foreign exchange market on the terms and conditions to be set forth by the Central Bank.

Pursuant to Communication "A" 6770, as amended, within 5 business days as of the date of the disbursement and collection of the funds abroad, corresponding to the payment of exportation of goods, advance payments of exports and foreign pre and post financing loans for exports, such funds must be settled through the foreign exchange market. Whenever such transactions are granted by a local entity, such settlement must be made upon disbursement of the relevant funds. In all cases, the due date for the settlement of the funds derived from exports shall be the shortest time between 5 business days and the date applicable to the specific good according to the current rules. Such funds shall be credited in a local bank account duly opened in favor of the client.

According to different regulations enacted by the Central Bank, it is allowed the application of payment for exports abroad for the cancellations of exporter's debt in certain cases, such as:

a. advance payments and pre and post financing loans for exports whenever the relevant funds received thereunder have already been settled through the foreign exchange market.

b. financing of local financial entities to foreign importers regarding the export of local goods.

c. financial loans related to agreements in force as of August 31, 2019, whose terms provide for interest payments using the flow of funds from exports abroad.

Services

Communication "A" 6770 sets forth that the payments in foreign currency received by residents for the export of services under the applicable rules must be settled through the foreign exchange market within five business days as of its collection abroad or locally or its deposit in foreign bank accounts.

Financial Indebtedness

In accordance with Communication "A" 6770, as amended, transactions arising from foreign financial indebtedness disbursed as from September 1, 2019 must be settled in the foreign exchange market and the transfer shall be deposited in a local bank account.

Exemptions to settlement of funds obligation

Communication "A" 6814 sets forth that no settlement of foreign currency funds will be required to residents: a) in connection with funds derived from exports of goods; b) in connection with funds derived from export of services; c) in connection with funds derived from the sale of non financial non productive assets; and/or d) as a condition to access to the foreign exchange market for repayment of foreign indebtedness. Always provided that all the following conditions are met:

(a)	The relevant funds are deposited in foreign currency bank accounts of the client located in Argentina.
(b)	The deposit mentioned in item (a) above is made within the applicable settlement term period.
(c)	The funds are simultaneously applied to transactions under which access to the foreign exchange control market is permitted, taking into consideration each of the transactional limit that may be applicable. In case the inflow of funds derives from a new foreign financial indebtedness and the same are applied to the prepayment of local foreign currency indebtedness with a financial entity, the average term of the new foreign financial indebtedness shall exceed the average term of the local foreign currency indebtedness subject to prepayment.
(d)	The implementation of this mechanism shall have a neutral effect from a tax standpoint.

Outflow of capital, including the availability of cash or cash equivalents

Formation of off-shore assets or guarantees and operational payments related to and derived from derivative transactions

Legal entities, local governments, mutual funds, trusts and other universalities incorporated in Argentina will require prior approval of the Central Bank to constitute foreign assets and create all types of guarantees related to derivative transactions.

Pursuant to Communication "A" 6815 dated October 28, 2019, resident natural persons must obtain prior approval from the Central Bank to constitute external assets, remit family aid and the formation of guarantees and operational payments related to derivative transactions, in case the total amount of the above-mentioned transactions exceeds the equivalent of US$ 200 per month in all entities licensed to operate in foreign exchange market of which only up to US$ 100 may be acquired in cash, otherwise, the transaction shall be carried out by debit to local accounts. Previously, such monthly limit amount was US$ 10,000, in accordance with Communication "A" 6770.

Access to the foreign exchange market for the formation of guarantees and operational payments related to interest rate coverage derivative contracts is permitted, prior fulfillment of reporting obligations established by the Central Bank, as applicable and whenever the risk covered thereunder does not exceed the underlined liability.

Outflow of funds for payment to non-residents

Payment of services

According to Communication "A" 6770, there are no limits or restrictions applicable for residents who access the foreign exchange market to pay services to non-residents whenever the parties involved are non-related parties. Otherwise, prior approval of the Central Bank will be required. The access to the foreign exchange market requires the filing of certain documentation by residents demonstrating the validity of transactions in which the funds are purchased for its remittance abroad.

Payment of debts stemming from imports of goods and services

Prior approval from the Central Bank will be required to access the foreign exchange market for pre-payment of debt stemming from imports of goods and services.

Prior approval from the Central Bank is also applicable for access to the foreign exchange market to make payments of debts stemming from imports of goods with related companies abroad when the following requirements are met: a) the relevant debt is pending as of August 31, 2019 and b) the debt exceeds the equivalent of US$ 2 million per month per resident customer.

In the case of pre-payments for imports carried out with non-related companies abroad, the respective supporting documentation must be submitted and evidence of entry of goods must be filed within 90 calendar days of the access to the foreign exchange market and the recipient of the funds must be the foreign supplier.

Payment of profits and dividends

As from September 1, 2019, Communication "A" 6770 provides that prior approval of the Central Bank will be required to allow Argentine companies to transfer abroad profits and dividends.

Payment of foreign financial indebtedness

Communication "A" 6770 provides that foreign financial indebtedness may be paid through the foreign exchange market on the relevant due date subject to (i) prior settlement of the funds, as applicable, and (ii) prior fulfillment of reporting obligations established by the Central Bank.

In addition, prior approval of such entity will be required regarding any prepayment proposed to be made in excess of three days before the original maturity date. Pursuant to Communication "A" 6814, such prior approval will not be required in case the following conditions are met: (a) the prepayment is simultaneously made with funds resulting from the settlement of a new financial indebtedness disbursed as from October 17, 2019, (b) the average term of the new indebtedness exceeds the remaining average term of the indebtedness subject to prepayment, (c) the maturity date of the first capital payment under the new indebtedness shall not take place before the next capital payment to be made under the indebtedness subject to prepayment and (d) the amount of the first capital payment of the new indebtedness shall not exceed the amount of the next capital payment to be made under the indebtedness subject to prepayment.

Reporting Obligations

Under Communication "A" 6401, as amended, the Central Bank established on legal entities, mutual funds, trusts and other universalities incorporated in Argentina and on resident natural persons, the obligation to report about the holding of foreign assets and liabilities.

In addition, Communication "A" 6815 set forth reporting obligations on entities licensed to operate in the foreign exchange market about foreign currency transactions that exceed the amount of USD 2,000,000 per day and per customer or transactions made directly by the such entities.

Access to the foreign exchange market for non-residents

Prior approval from the Central Bank will be required for non-residents to access the foreign exchange market in case of amounts greater than the equivalent of US$ 100 per month in all entities licensed to operate in foreign exchange transactions. Previously, such monthly limit amount was US$ 1,000 in accordance with Communication "A" 6770.

Exempted from the limit on foreign currency purchase in the foreign exchange market are, among others, (a) transactions made by international organizations and institutions that operate as official export credit agencies; (b) transactions made by diplomatic and consular representations as well as diplomatic personnel accredited in Argentina for transfers made in the exercise of their functions; and (c) transactions made by Argentine representations/agencies of courts, authorities, offices, special missions, commissions or bilateral bodies established by treaties or international agreements, to which Argentina is a party, to the extent that the transfers are made in the exercise of their functions.

Repayment of foreign currency debt between residents

Access to the foreign exchange market for the repayment of debts and other foreign currency obligations of residents, entered into as from September 1, 2019, is banned.

Access to the foreign exchange market is granted, at maturity, in case of foreign currency obligations between residents that are recorded in an official registry or have been entered into by way of public deed as of August 30, 2019.

Exchange and arbitrage transactions

Exchange and arbitrage transactions may be carried out with customers without prior approval from the Central Bank to the extent that, if implemented as individual transactions going through pesos, they may be conducted without such approval in accordance with the provisions of Communication "A" 6770 of the Central Bank, as amended.

Pursuant to Communication A 6815, cash extractions abroad may be carried out by debit to local bank accounts denominated in foreign currency held by the customer performing the transaction.

IRSA Shareholders' Meeting

IRSA Shareholders' Meeting, held on October 30, 2019, resolved among others:

(i) The absorption of the accumulated net losses as of June 30, 2019 against the special reserve;

(ii) Distribution of dividend in kind for an equivalent of Ps. 480 million, payable in shares of IRSA CP,

(iii) The extension of the Company's global program for the issuance of simple NCN, either secured or unsecured or guaranteed by third parties, for an additional total amount of up to US$ 250 (two hundred and fifty million US Dollars) (or an equivalent amount in other currencies);

(iv) An increase the capital stock of the Company for a total amount of up to a nominal value of Ps. 200 million, and up to 200 million ordinary shares of Ps. 1 nominal value and one vote per share (equivalent to 34.56% of the current capital stock);

(v) The implementation of an incentive plan to employees, management and Directors of the Company for up to 1% of the capital stock of the Company at the date of execution of such plan;